SHARE BASED COMPENSATION - Narrative (Details)		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025 GBP (£) £ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2025 USD ($) shares	Oct. 14, 2025 USD ($)	Dec. 31, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		£ 54,707,624		£ 5,842,540
Stock split ratio	0.25
Granted (in shares) | shares				0
Unrecognized share compensation expense		£ 955,111
Unrecognized share compensation expense, period for recognition		3 years 6 months 14 days	3 years 6 months 14 days
500000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting valuation milestone achieved | $			$ 500,000,000
1000000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting valuation milestone achieved | $			1,000,000,000
2000000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting valuation milestone achieved | $			2,000,000,000
5000000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting valuation milestone achieved | $			$ 5,000,000,000
10000000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting valuation milestone not achieved | $					$ 10,000,000,000
1000000000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting valuation milestone not achieved | $					$ 1,000,000,000,000
Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of options granted (in pounds per share) | £ / shares		£ 17.36
Unrecognized compensation cost related to options		£ 0
Expired (in shares) | shares		863,784	863,784
Granted (in shares) | shares		863,784	863,784
Weighted average exercise price (in pounds per share) | £ / shares		£ 3.66		£ 4.85
Employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of options granted (in pounds per share) | £ / shares		£ 15.28
Unrecognized compensation cost related to options		£ 917,809
Granted (in shares) | shares		50,000	50,000
Weighted average exercise price (in pounds per share) | £ / shares		£ 7.68		£ 12.64
Contingent Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award redemption period		395 days	395 days
Net reduction in period (in shares) | shares		20,445	20,445
Grants in period (in shares) | shares		50,220	50,220	263,840
Weighted average grant date value (in pounds per share) | £ / shares		£ 20.74		£ 5.75
Share-based compensation expense		£ 1,037,552		£ 5,593,851
Forfeiture inactive period		3 months	3 months
Awards outstanding (in shares) | shares		1,385,392		1,974,208	1,385,392		1,710,368
Weighted-average remaining period for redemption of outstanding awards		348 days	348 days
Award vesting period		12 months	12 months
Share Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		0.00%	0.00%
Remaining term		6 years 3 months	6 years 3 months	0 years
Share Options | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		£ 17,420,942		£ 0
Share Options | Employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		£ 390,043		130,153
Share Options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		1 year	1 year
Share Options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		4 years	4 years
Performance incentive grants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		£ 35,859,087		£ 0
Unrecognized compensation cost		100,713
Performance incentive grants | 500000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		18,789,869
Equity valuation vesting threshold | $					$ 500,000,000
Performance incentive grants | 1000000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		13,810,412
Equity valuation vesting threshold | $					1,000,000,000
Performance incentive grants | 2000000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		2,537,629
Equity valuation vesting threshold | $					2,000,000,000
Performance incentive grants | 5000000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		716,121
Equity valuation vesting threshold | $					5,000,000,000
Performance incentive grants | 10000000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		5,056
Equity valuation vesting threshold | $					10,000,000,000
Performance incentive grants | 1000000000000
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		£ 0
Equity valuation vesting threshold | $					$ 1,000,000,000,000
Performance incentive grants | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity valuation vesting threshold | $						$ 500,000,000
Remaining term		1 year 7 months 6 days	1 year 7 months 6 days
Performance incentive grants | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity valuation vesting threshold | $						$ 1,000,000,000,000
Remaining term		4 years 6 months	4 years 6 months